Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000244439 [Member] | A O Smith Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Illinois Tool Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Avery Dennison Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | NIKE, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000244439 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000244439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244439 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258373 [Member] | ROBLOX Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Travel + Leisure Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000258373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000258373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000258373 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000258373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%